Business Combination - Schedule of Business Combination Common Stock Shares Outstanding (Parenthetical) (Details)	Sep. 16, 2021 shares
Common Class A [Member]
Business Acquisition [Line Items]
Sponsor Earn Out Shares Included In Common Stock	16,737,183
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Common Stock Shares Excluded From Conversion	283,396,094
Common Class A [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Common Stock Shares Excluded From Conversion	259,440
Common Class B [Member] | Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Common Stock Shares Excluded From Conversion	283,396,094
Common Class B [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Common Stock Shares Excluded From Conversion	259,440